Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2021
Non-controlling interests [Abstract]
Non-controlling interest, by group

	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended 30.06.21	Half year ended 30.06.20	As at 30.06.21	As at 31.12.20
	£m	£m	£m	£m
Barclays Bank PLC issued:
- Preference shares	13	28	529	529
- Upper T2 instruments	3	9	533	533
Other non-controlling interests	3	—	2	23
Total	19	37	1,064	1,085